Stockholders' Deficit (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Stock option expense	$ 167,003	$ 129,432
Fair Value Assumptions, Method Used	Black-Scholes option- pricing model
Unamortized stock option expense	$ 601,012